Insurance Contracts_Details of Reinsurance Assets Included In Other Assets(Details) - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	₩ 782,985,000,000	₩ 5,995,000,000	₩ 5,844,000,000
Gross Carrying Amount
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	783,614,000,000	5,995,000,000	5,844,000,000
Less: Allowances
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	629,000,000	0	0
Non-life insurance | Gross Carrying Amount
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	776,969,000,000	0
General Insurance | Reserve for outstanding claims | Gross Carrying Amount
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	480,760,000,000	0
General Insurance | Unearned premium reserve | Gross Carrying Amount
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	178,586,000,000	0
Automobile insurance | Reserve for outstanding claims | Gross Carrying Amount
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	13,320,000,000	0
Automobile insurance | Unearned premium reserve | Gross Carrying Amount
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	14,986,000,000	0
Long-term Insurance | Reserve for outstanding claims | Gross Carrying Amount
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	89,317,000,000	0
Long-term Insurance | Unearned premium reserve | Gross Carrying Amount
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	0	0
Life insurance | Gross Carrying Amount
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	1,900,000,000	1,774,000,000	2,003,000,000
Life insurance | Reserve for outstanding claims | Gross Carrying Amount
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	1,410,000,000	1,301,000,000	1,511,000,000
Life insurance | Unearned premium reserve | Gross Carrying Amount
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	490,000,000	473,000,000	492,000,000
Others | Gross Carrying Amount
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	4,745,000,000	4,221,000,000	3,841,000,000
Others | Reserve for outstanding claims | Gross Carrying Amount
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	3,670,000,000	3,041,000,000	2,114,000,000
Others | Unearned premium reserve | Gross Carrying Amount
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	₩ 1,075,000,000	₩ 1,180,000,000	₩ 1,727,000,000